Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,464,381	$ 3,147,702	$ 12,264,736
Unbilled receivable	107,738	276,821	441,721
Right-of-use asset	2,717	27,165	24,721
Prepaid expenses and other current assets	1,182,967	1,847,481	2,931,415
Total current assets	2,757,803	5,299,169	15,662,593
Property and equipment, net
Other assets	460,883	585,883	754,756
Total assets	3,218,686	5,885,052	16,417,349
Current liabilities:
Accounts payable	916,416	2,943,791	301,104
Accrued expenses and other liabilities	760,458	2,226,494	3,407,533
Lease liability	2,732	27,315	24,874
Notes payable and accrued interest	350,932	4,266,610	12,748,155
Total current liabilities	2,030,538	9,464,210	16,481,666
Long-term liabilities:
Notes payable, net of current portion		140,148	4,440,951
Liability classified warrants	30,473	310,346
Other long-term liabilities		310,346	3,652,790
Total long-term liabilities	30,473	450,494	8,093,741
Total liabilities	2,061,011	9,914,704	24,575,407
Commitments and contingencies (Note 6)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at September 30, 2023 and December 31, 2022
Common stock, $0.0001 par value, 250,000,000 shares authorized at September 30, 2023 and December 31, 2022; 2,864,085 and 534,571 shares issued at September 30, 2023 and December 31, 2022, respectively; 2,864,004 and 534,490 shares outstanding at September 30, 2023 and December 31, 2022, respectively	287	53	10
Additional paid-in capital	119,537,611	107,216,566	77,967,314
Accumulated deficit	(118,052,779)	(110,931,063)	(85,845,567)
Total Ensysce Biosciences, Inc. stockholders’ equity (deficit)	1,485,119	(3,714,444)	(7,878,243)
Noncontrolling interests in stockholders’ equity (deficit)	(327,444)	(315,208)	(279,815)
Total stockholders’ equity (deficit)	1,157,675	(4,029,652)	(8,158,058)
Total liabilities and stockholders’ equity (deficit)	$ 3,218,686	$ 5,885,052	$ 16,417,349